Equity - Summary of Classes of Preferred and Common Shares Outstanding (Detail) - CAD ($) $ in Millions	9 Months Ended
	Jul. 31, 2021	Apr. 30, 2021	Oct. 31, 2020	Jul. 31, 2020	Apr. 30, 2020	Oct. 31, 2019
Disclosure of classes of share capital [line items]
Balance at End of Period	$ 57,696	$ 55,514	$ 56,593	$ 54,587
Class B Series 25 [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	9,425,607		9,425,607
Balance at End of Period	$ 236		$ 236
Convertible into	Class B - Series 26
Class B Series 26 [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	2,174,393		2,174,393
Balance at End of Period	$ 54		$ 54
Convertible into	Class B - Series 25
Class B Series 27 [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	20,000,000		20,000,000
Balance at End of Period	$ 500		$ 500
Convertible into	Class B - Series 28
Class B Series 29 [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	16,000,000		16,000,000
Balance at End of Period	$ 400		$ 400
Convertible into	Class B - Series 30
Class B Series 31 [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	12,000,000		12,000,000
Balance at End of Period	$ 300		$ 300
Convertible into	Class B - Series 32
Class B Series 33 [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	8,000,000		8,000,000
Balance at End of Period	$ 200		$ 200
Convertible into	Class B - Series 34
Class B Series 35 [member]
Disclosure of classes of share capital [line items]
Balance at End of Period			6,000,000
Balance at End of Period			$ 150
Convertible into	Not convertible
Class B Series 36 [member]
Disclosure of classes of share capital [line items]
Balance at End of Period			600,000
Balance at End of Period			$ 600
Convertible into	Class B - Series 37
Class B Series 38 [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	24,000,000		24,000,000
Balance at End of Period	$ 600		$ 600
Convertible into	Class B - Series 39
Class B Series 40 [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	20,000,000		20,000,000
Balance at End of Period	$ 500		$ 500
Convertible into	Class B - Series 41
Class B Series 42 [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	16,000,000		16,000,000
Balance at End of Period	$ 400		$ 400
Convertible into	Class B - Series 43
Class B Series 44 [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	16,000,000		16,000,000
Balance at End of Period	$ 400		$ 400
Convertible into	Class B - Series 45
Class B Series 46 [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	14,000,000		14,000,000
Balance at End of Period	$ 350		$ 350
Convertible into	Class B - Series 47
Preferred shares [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	$ 3,940		4,690
Other Equity Instrument [Member]
Disclosure of classes of share capital [line items]
Balance at End of Period	$ 1,908		$ 1,908
Common shares [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	648,094,938		645,889,396
Balance at End of Period	$ 13,609	13,536	$ 13,430	13,200	$ 13,000	$ 12,971
Preferred Shares and Other Equity Instruments [Member]
Disclosure of classes of share capital [line items]
Balance at End of Period	5,848	$ 5,848	6,598	$ 5,348	$ 5,348	$ 5,348
4.8% Additional Tier 1 Capital Notes (NVCC) [member]
Disclosure of classes of share capital [line items]
Balance at End of Period	$ 658		658
Convertible into	Common shares
4.3% Limited Recourse Capital Notes Series 1 [Member]
Disclosure of classes of share capital [line items]
Balance at End of Period	$ 1,250		$ 1,250
Convertible into	Common shares